UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06-30-2005

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      7/15/2005

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 107
Form 13F Information Table Value Total: $154,893,290

List of Other Included Managers:


No. 13F File Number


FORM 13F INFORMATION TABLE


                                  Title                                    Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                    of ClassCUSIP     Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                             Common    88579Y101   $349,571      4,835    SH         Sole                             4,835
Abbott Laboratories               Common    002824100   $388,051      7,917    SH         Sole                             7,917
Alltel Corporation                Common    020039103   $715,597      11,490   SH         Sole                             11,490
Altria Group, Inc.                Common    02209s103   $1,139,956    17,630   SH         Sole                             17,630
Ambac Financial Group Inc         Common    023139108   $2,452,425    35,155   SH         Sole                             35,155
American Express Co               Common    025816109   $391,134      7,348    SH         Sole                             7,348
American International Group, Inc.Common    026874107   $851,281      14,652   SH         Sole                             14,652
Amgen Inc.                        Common    031162100   $1,008,110    16,674   SH         Sole                             16,674
Anheuser-Busch Companies, Inc.    Common    035229103   $1,576,158    34,451   SH         Sole                             34,451
Automatic Data Processing, Inc.   Common    053015103   $2,374,663    56,580   SH         Sole                             56,580
AutoZone, Inc.                    Common    053332102   $3,297,586    35,665   SH         Sole                             35,665
Bank of America Corporation       Common    060505104   $643,784      14,114   SH         Sole                             14,114
Baxter International, Inc,        Common    071813109   $256,732      6,920    SH         Sole                             6,920
BB & T Corp                       Common    054937107   $1,592,667    39,846   SH         Sole                             39,846
Bellsouth Corporation             Common    079860102   $422,518      15,902   SH         Sole                             15,902
Berkshire Hathaway Inc. Class A   Common    084670108   $2,004,000    24       SH         Sole                             24
Berkshire Hathaway Inc. Class B   Common    084670207   $445,360      160      SH         Sole                             160
Best Buy Co., Inc.                Common    086516101   $4,255,584    62,080   SH         Sole                             62,080
Boston Properties, Inc.           Common    101121101   $677,950      9,685    SH         Sole                             9,685
Boston Scientific Corp            Common    101137107   $242,190      8,970    SH         Sole                             8,970
BP p.l.c. ADR                     Common    055622104   $724,107      11,608   SH         Sole                             11,608
Bristol-Myers Squibb Company      Common    110122108   $247,802      9,920    SH         Sole                             9,920
Brunswick Corp                    Common    117043109   $275,255      6,354    SH         Sole                             6,354
Caremark Rx, Inc                  Common    141705103   $2,425,227    54,475   SH         Sole                             54,475
Chevron Corp                      Common    166764100   $1,333,412    23,845   SH         Sole                             23,845
Cisco Systems, Inc.               Common    17275r102   $676,329      35,447   SH         Sole                             35,447
Citigroup Inc.                    Common    172967101   $4,310,094    93,231   SH         Sole                             93,231
Clorox Company                    Common    189054109   $2,851,471    51,175   SH         Sole                             51,175
Coca-Cola Company                 Common    191216100   $3,027,597    72,517   SH         Sole                             72,517
Colgate-Palmolive Company         Common    194162103   $3,043,551    60,980   SH         Sole                             60,980
Comcast Corporation               Common    20030n200   $3,842,735    128,305  SH         Sole                             128,305
Constellation Brands, Inc.        Common    21036p108   $1,136,930    38,540   SH         Sole                             38,540
Danaher Corp.                     Common    235851102   $230,296      4,400    SH         Sole                             4,400
Dell Inc                          Common    24702R101   $220,384      5,585    SH         Sole                             5,585
Diamonds Trust Series 1           Common    252787106   $650,408      6,330    SH         Sole                             6,330
Dreyfus Municipal Income Inc.     Common    26201r102   $92,700       10,000   SH         Sole                             10,000
Du Pont                           Common    263534109   $253,028      5,883    SH         Sole                             5,883
eBay Inc.                         Common    278642103   $241,963      7,330    SH         Sole                             7,330
Ecolab Inc                        Common    278865100   $356,445      11,015   SH         Sole                             11,015
EMC Corp/Mass                     Common    268648102   $296,136      21,600   SH         Sole                             21,600
Exxon Mobil Corp.                 Common    30231g102   $3,011,563    52,402   SH         Sole                             52,402
Fifth Third Bancorp               Common    316773100   $297,289      7,221    SH         Sole                             7,221
First Data Corp.                  Common    319963104   $2,127,219    52,995   SH         Sole                             52,995
Ford Motor Company                Common    345370860   $313,969      30,661   SH         Sole                             30,661
Forest Laboratories, Inc.         Common    345838106   $311,577      8,020    SH         Sole                             8,020
Fortune Brands Inc Com            Common    349631101   $204,240      2,300    SH         Sole                             2,300
Gannett Co., Inc.                 Common    364730101   $2,416,380    33,971   SH         Sole                             33,971
General Electric Company          Common    369604103   $3,607,008    104,098  SH         Sole                             104,098
Harley-Davidson, Inc.             Common    412822108   $1,792,643    36,142   SH         Sole                             36,142
Hewlett-Packard Co                Common    428236103   $403,054      17,143   SH         Sole                             17,143
Home Depot, Inc.                  Common    437076102   $1,693,454    43,533   SH         Sole                             43,533
IDEXX Laboratories, Inc           Common    45168d104   $240,282      3,855    SH         Sole                             3,855
Illinois Tool Works               Common    452308109   $288,442      3,620    SH         Sole                             3,620
IMS Health Inc.                   Common    449934108   $342,297      13,819   SH         Sole                             13,819
Intel Corp                        Common    458140100   $626,838      24,090   SH         Sole                             24,090
Intl Business Machines Corp       Common    459200101   $795,498      10,721   SH         Sole                             10,721
iShares DJ Select Dividend        Common    464287168   $744,772      12,065   SH         Sole                             12,065
iShares Lehman US Treasury Fund   Common    464287176   $379,594      3,540    SH         Sole                             3,540
iShares MSCI EAFE Index Fund      Common    464287465   $645,183      12,315   SH         Sole                             12,315
iShares MSCI Emerging Markets IndeCommon    464287234   $720,354      10,060   SH         Sole                             10,060
iShares Russell 2000 Index Fund   Common    464287655   $2,199,640    34,531   SH         Sole                             34,531
iShares S&P Midcap 400            Common    464287507   $274,000      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value      Common    4642877058  $283,730      4,250    SH         Sole                             4,250
J.P. Morgan Chase & Co.           Common    46625h100   $1,176,992    33,323   SH         Sole                             33,323
Johnson & Johnson                 Common    478160104   $4,941,153    76,017   SH         Sole                             76,017
Laboratory CP Amer Hldgs          Common    50540R409   $2,696,596    54,040   SH         Sole                             54,040
Marsh & McLennan Companies, Inc.  Common    571748102   $280,490      10,126   SH         Sole                             10,126
MBNA Corp                         Common    55262L100   $3,380,691    129,231  SH         Sole                             129,231
McGraw-Hill Companies, Inc.       Common    580645109   $2,728,213    61,654   SH         Sole                             61,654
Medtronic, Inc.                   Common    585055106   $840,396      16,227   SH         Sole                             16,227
Merck & Co. Inc.                  Common    589331107   $1,880,203    61,045   SH         Sole                             61,045
Microsoft Corp                    Common    594918104   $2,592,430    104,365  SH         Sole                             104,365
Mohawk Industries, Inc.           Common    608190104   $3,161,648    38,323   SH         Sole                             38,323
Motorola, Inc.                    Common    620076109   $299,421      16,397   SH         Sole                             16,397
Neiman Marcus Group - Cl B        Common    640204301   $765,864      7,920    SH         Sole                             7,920
Occidental Petroleum              Common    674599105   $258,972      3,366    SH         Sole                             3,366
Omnicom Group Inc Com             Common    681919106   $3,275,059    41,010   SH         Sole                             41,010
Oracle Corp.                      Common    68389X105   $300,670      22,778   SH         Sole                             22,778
Outback Steakhouse Inc.           Common    689899102   $2,572,799    56,870   SH         Sole                             56,870
Paychex, Inc.                     Common    704326107   $281,883      8,668    SH         Sole                             8,668
Pepsi Co Inc                      Common    713448108   $739,017      13,703   SH         Sole                             13,703
Pfizer Inc.                       Common    717081103   $3,952,036    143,293  SH         Sole                             143,293
Pharmaceutical HOLDRs Trust       Common    71712A206   $439,920      6,000    SH         Sole                             6,000
PolyMedica Corporation            Common    731738100   $280,181      7,857    SH         Sole                             7,857
Procter & Gamble Co               Common    742718109   $4,322,652    81,946   SH         Sole                             81,946
Rohm and Haas Co.                 Common    775371107   $218,632      4,718    SH         Sole                             4,718
Ross Stores, Inc.                 Common    778296103   $3,655,525    126,445  SH         Sole                             126,445
Royal Dutch Pete                  Common    780257804   $235,912      3,635    SH         Sole                             3,635
SBC Communications Inc.           Common    78387G103   $313,896      13,216   SH         Sole                             13,216
SPDR Tr Unit Ser 1                Common    78462F103   $2,369,894    19,885   SH         Sole                             19,885
SunGard Data Systems, Inc.        Common    867363103   $1,955,804    55,610   SH         Sole                             55,610
Synovus Finl Corp Com             Common    87161C105   $1,807,467    63,043   SH         Sole                             63,043
Sysco Corp                        Common    871829107   $3,979,404    109,958  SH         Sole                             109,958
Time Warner, Inc.                 Common    887317105   $310,472      18,580   SH         Sole                             18,580
Tyco Intl Ltd New Com             Common    902124106   $336,581      11,526   SH         Sole                             11,526
United Technologies Corp          Common    913017109   $3,636,545    70,818   SH         Sole                             70,818
UnitedHealth Group Inc            Common    91324P102   $376,451      7,220    SH         Sole                             7,220
US Bancorp                        Common    902973304   $353,174      12,095   SH         Sole                             12,095
Verizon Communications            Common    92343v104   $367,825      10,646   SH         Sole                             10,646
Walgreen Co                       Common    931422109   $406,552      8,840    SH         Sole                             8,840
Wal-Mart Stores                   Common    931142103   $3,648,898    75,703   SH         Sole                             75,703
Walt Disney Co.                   Common    254687106   $1,256,709    49,909   SH         Sole                             49,909
Washington Mut Inc Com            Common    939322103   $4,074,468    100,134  SH         Sole                             100,134
WellChoice Inc                    Common    949475107   $3,079,675    44,331   SH         Sole                             44,331
Wells Fargo & Co.                 Common    949746101   $4,384,804    71,205   SH         Sole                             71,205
Wyeth                             Common    983024100   $421,371      9,469    SH         Sole                             9,469
Yum! Brands, Inc.                 Common    988498101   $1,495,738    28,720   SH         Sole                             28,720
